Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Nov. 30, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The following table summarizes the changes in AOCI by component (net of tax) for the year ended November 30, 2014 (in thousands):

	Foreign currency translation	Net pension and OPEB liability	Unrealized losses on hedging activities	Total
Balance at November 30, 2011	$(41,611)	$(5,673)	$(1,918)	$(49,202)
Other comprehensive income (loss) before reclassifications	6,237	(13,946)	(1,123)	(8,832)
Reclassifications from AOCI to income	—	10,525	816	11,341
Balance at November 30, 2012	$(35,374)	$(9,094)	$(2,225)	$(46,693)
Other comprehensive income (loss) before reclassifications	(11,191)	85	(950)	(12,056)
Reclassifications from AOCI to income	—	812	976	1,788
Balance at November 30, 2013	$(46,565)	$(8,197)	$(2,199)	$(56,961)
Other comprehensive loss before reclassifications	(37,069)	(4,144)	(8,343)	(49,556)
Reclassifications from AOCI to income	—	(1,268)	1,060	(208)
Balance at November 30, 2014	$(83,634)	$(13,609)	$(9,482)	$(106,725)